Net Loss Per Common Share - Potentially dilutive securities were excluded from the computation of diluted net loss per share calculations (Details) - shares	2 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Common Share
Total	10,183,814
Adagio Medical Inc
Net Loss Per Common Share
Total		5,523,533	5,701,972	5,472,453	5,744,585	5,736,027	5,559,473
Convertible preferred stock | Adagio Medical Inc
Net Loss Per Common Share
Total		4,732,044	4,939,946	4,732,044	4,939,946	4,939,946	4,939,946
Stock options
Net Loss Per Common Share
Total	7,587
Stock options | Adagio Medical Inc
Net Loss Per Common Share
Total		742,409	712,946	740,409	755,559	747,001	619,527
Common stock warrants | Adagio Medical Inc
Net Loss Per Common Share
Total		49,080	49,080		49,080	49,080